Acquisitions of ITS (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisition

The following details the allocation of consideration transferred to net assets acquired in the ITS Acquisition:

Dollars in thousands	April 22, 2013
Cash and cash equivalents	$7,009
Accounts and notes receivable, net (1)	48,184
Other current assets	1,803
Accounts payable and accrued liabilities	(35,156)
Accrued income taxes	(1,251)
Working capital excluding rig materials and supplies	20,589
Rig materials and supplies	11,514
Property, plant and equipment, net (2)	72,935
Investment in joint venture	4,134
Other noncurrent assets	2,818
Total tangible assets	111,990
Deferred income tax assets - current	222
Deferred income tax assets - noncurrent (3)	11,640
Intangible assets (4)	8,500
Total assets acquired	132,352
Other long-term liabilities	(211)
Long-term deferred tax liability	(2,796)
Net assets acquired	129,345
Less: Noncontrolling interest (5)	(4,345)
Total consideration transferred	$125,000
The following details the fair value of the consideration transferred to effect the ITS Acquisition (dollars in thousands):

Dollars in thousands
Cash paid to, or on behalf of, ITS and its equity holders	$101,000
Cash deposited in escrow	19,000
Fair value of contingent consideration deposited in escrow for assets not acquired (1)	5,000
Total fair value of the consideration transferred	$125,000

Schedule of Pro Forma Information for Business Acquisition
The impacts to our December 31, 2013 consolidated balance sheet for the revisions to the provisional allocation made during the 2014 first quarter are as follows:

Dollars in thousands	Increase/(Decrease)
Accounts and notes receivable, net	$(1,859)
Total current assets	(1,859)
Property, plant and equipment	3,072
Deferred income tax assets - noncurrent	391
Total non-current assets	3,463
Total assets	$1,604

Long-term deferred tax liabilities	(60)
Total non-current liabilities	(60)
Total liabilities	$(60)

Noncontrolling interest	$1,664
Total liabilities and stockholder's equity	$1,604